Goodwill - Key assumptions (Detail)		Dec. 31, 2023	Dec. 31, 2022
Goodwill [member]
Goodwill [Line Items]
Initial forecast period		4
Monitoring [Member]
Goodwill [Line Items]
Initial forecast period		0.082
Growth rate used to extrapolate cash flow projections		5.50%
Used to calculate terminal value		2.50%
Monitoring [Member] | Goodwill [member]
Goodwill [Line Items]
Discount rate applied to cash flow projections		9.50%
Image-Guided Therapy [Member]
Goodwill [Line Items]
Initial forecast period		0.079	0.087
Growth rate used to extrapolate cash flow projections		5.20%	5.00%
Used to calculate terminal value		2.50%	2.50%
Discount rate applied to cash flow projections		10.70%
Image-Guided Therapy [Member] | Goodwill [member]
Goodwill [Line Items]
Discount rate applied to cash flow projections			10.60%
Precision Diagnosis [Member]
Goodwill [Line Items]
Initial forecast period		0.038
Growth rate used to extrapolate cash flow projections		3.40%
Used to calculate terminal value		2.50%
Discount rate applied to cash flow projections		10.40%
Sleep & Respiratory Care [Member]
Goodwill [Line Items]
Initial forecast period		0.095	0.10
Growth rate used to extrapolate cash flow projections		9.30%	5.00%
Used to calculate terminal value		2.50%	2.50%
Discount rate applied to cash flow projections		10.80%	9.90%
Personal Health [Member]
Goodwill [Line Items]
Initial forecast period		0.05
Growth rate used to extrapolate cash flow projections		4.60%
Used to calculate terminal value		2.50%
Discount rate applied to cash flow projections		10.30%
Enterprise Informatics [Member]
Goodwill [Line Items]
Initial forecast period		0.053
Growth rate used to extrapolate cash flow projections		5.80%
Used to calculate terminal value		2.50%
Discount rate applied to cash flow projections		9.00%
Ambulatory Monitoring & Diagnostics [Member]
Goodwill [Line Items]
Initial forecast period	[1]		0.154
Growth rate used to extrapolate cash flow projections	[1]		9.50%
Used to calculate terminal value	[1]		2.50%
Discount rate applied to cash flow projections	[1]		8.50%
Hospital Patient Monitoring [Member]
Goodwill [Line Items]
Initial forecast period	[1]		0.048
Growth rate used to extrapolate cash flow projections	[1]		3.40%
Used to calculate terminal value	[1]		2.50%
Discount rate applied to cash flow projections	[1]		8.50%

[1]	Effective April 1, 2023, the Hospital Patient Monitoring and Ambulatory Monitoring & Diagnostics CGUs are included in the group of CGUs that comprise the Monitoring business.